UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%
Air Freight & Logistics - 1.8%
282,328	Air Transport Services Group, Inc. (1)	$6,439,902

Auto Components - 1.2%
410,423	Modine Manufacturing Co. (1)	4,436,673

Banks - 1.1%
100,164	Western Alliance Bancorp (1)	3,955,476

Biotechnology - 4.8%
58,589	Ligand Pharmaceuticals, Inc. (1)	7,950,527
305,257	Natera, Inc. (1)	4,261,388
100,222	Repligen Corp. (1)	5,285,708
		17,497,623
Chemicals - 0.8%
385,321	OMNOVA Solutions, Inc. (1)	2,824,403

Commercial Services & Supplies - 3.6%
237,848	Casella Waste Systems, Inc. - Class A (1)	6,776,290
59,335	MSA Safety, Inc.	5,593,510
19,724	Multi-Color Corp.	692,115
		13,061,915
Communications Equipment - 2.6%
58,068	Lumentum Holdings, Inc. (1)	2,439,437
71,991	Silicom Ltd. (1)	2,515,365
425,881	Viavi Solutions, Inc. (1)	4,280,104
		9,234,906
Construction & Engineering - 7.5%
206,660	Construction Partners, Inc. - Class A (1)	1,824,808
259,133	MasTec, Inc. (1)	10,510,434
187,706	Quanta Services, Inc.	5,649,951
406,972	Sterling Construction Co., Inc. (1)	4,431,925
504,561	Willscot Corp. - Class A (1)	4,752,965
		27,170,083
Diversified Consumer Services - 4.6%
50,688	Bright Horizons Family Solutions, Inc. (1)	5,649,178
96,945	Strategic Education, Inc.	10,995,502
		16,644,680
Electronic Equipment, Instruments & Components - 1.3%
28,018	Littelfuse, Inc.	4,804,527

Energy Equipment & Services - 0.6%
94,747	Patterson-UTI Energy, Inc.	980,631
80,139	ProPetro Holding Corp. (1)	987,313
		1,967,944

Health Care Equipment & Supplies - 6.2%
22,423	Heska Corp. (1)	1,930,620
94,182	Novocure Ltd. (1)	3,153,213
169,394	OraSure Technologies, Inc. (1)	1,978,522
124,061	Orthofix Medical, Inc. (1)	6,511,962
327,070	Wright Medical Group NV (1)	8,902,846
		22,477,163
Health Care Providers & Services - 0.5%
30,451	HealthEquity, Inc. (1)	1,816,402

Health Care Technology - 4.9%
242,289	Evolent Health, Inc. - Class A (1)	4,833,666
258,092	HMS Holdings Corp. (1)	7,260,128
20,885	Omnicell, Inc. (1)	1,278,997
22,370	Tabula Rasa HealthCare, Inc. (1)	1,426,311
59,860	Teladoc Health, Inc. (1)	2,967,260
		17,766,362
Hotels, Restaurants & Leisure - 1.3%
67,930	Marriott Vacations Worldwide Corp.	4,789,744

Household Durables - 2.5%
32,976	Cavco Industries, Inc. (1)	4,299,411
73,965	Hooker Furniture Corp.	1,948,238
192,741	Skyline Champion Corp.	2,831,365
		9,079,014
Insurance - 5.5%
136,692	AMERISAFE, Inc.	7,749,069
222,719	Kinsale Capital Group, Inc.	12,374,268
		20,123,337
Internet & Direct Marketing Retail - 1.3%
118,528	Liberty Expedia Holdings, Inc. - Class A (1)	4,635,630

IT Services - 6.7%
63,980	Booz Allen Hamilton Holding Corp.	2,883,579
30,374	CACI International, Inc. - Class A (1)	4,374,767
78,262	Euronet Worldwide, Inc. (1)	8,012,463
144,491	Genpact Ltd.	3,899,812
35,778	WEX, Inc. (1)	5,011,067
		24,181,688
Leisure Products - 0.7%
57,019	Brunswick Corp.	2,648,533

Life Sciences Tools & Services - 5.5%
38,373	Bio-Techne Corp.	5,553,340
49,720	Charles River Laboratories International, Inc. (1)	5,627,310
21,692	ICON PLC (1)	2,802,823
66,278	PRA Health Sciences, Inc. (1)	6,094,925
		20,078,398
Machinery - 4.0%
48,091	Albany International Corp. - Class A	3,002,321
206,517	Altra Industrial Motion Corp.	5,193,902
96,954	Chart Industries, Inc. (1)	6,304,919
		14,501,142

Marine - 1.2%
66,752	Kirby Corp. (1)	4,496,415

Oil, Gas & Consumable Fuels - 1.7%
159,596	Delek US Holdings, Inc.	5,188,466
68,388	Matador Resources Co. (1)	1,062,066
		6,250,532
Pharmaceuticals - 1.2%
130,953	Evolus, Inc. (1)	1,558,341
64,593	Pacira Pharmaceuticals, Inc. (1)	2,778,791
		4,337,132
Professional Services - 1.0%
68,162	ASGN, Inc. (1)	3,714,829

Road & Rail - 1.1%
54,310	Genesee & Wyoming, Inc. - Class A (1)	4,020,026

Semiconductors & Semiconductor Equipment - 4.2%
633,324	Lattice Semiconductor Corp. (1)	4,382,602
92,600	Mellanox Technologies Ltd. (1)	8,554,388
25,413	Universal Display Corp.	2,377,894
		15,314,884
Software - 14.4%
35,373	Alteryx, Inc. - Class A (1)	2,103,632
14,507	Envestnet, Inc. (1)	713,600
120,582	ForeScout Technologies, Inc. (1)	3,133,926
48,773	Guidewire Software, Inc. (1)	3,913,058
36,056	New Relic, Inc. (1)	2,919,454
77,934	Nice Ltd. - ADR (1)	8,433,238
137,445	Pluralsight, Inc. - Class A (1)	3,236,830
149,306	RealPage, Inc. (1)	7,195,056
52,672	The Trade Desk, Inc. - Class A (1)	6,113,112
27,632	Tyler Technologies, Inc. (1)	5,134,578
38,392	The Ultimate Software Group, Inc. (1)	9,401,049
		52,297,533
Specialty Retail - 0.7%
28,039	The Children's Place, Inc.	2,526,034

Trading Companies & Distributors - 1.0%
181,742	H&E Equipment Services, Inc.	3,711,172

TOTAL COMMON STOCKS
(Cost $342,313,495)		346,804,102

EXCHANGE TRADED FUNDS: 1.0%
51,168	SPDR S&P Biotech	3,671,304
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,832,519)		3,671,304

SHORT-TERM INVESTMENTS - 9.1
Money Market Funds - 9.1%
17,012,009	First American Treasury Obligations Fund - Class Z, 2.360% (2)	17,012,009
16,200,000	Invesco Short-Term Investments Trust Treasury Obligations Portfolio - Institutional Class, 2.214% (2)	16,200,000
TOTAL SHORT-TERM INVESTMENTS - 9.1%
(Cost $33,212,009)		33,212,009

TOTAL INVESTMENTS IN SECURITIES - 105.6%
(Cost $379,358,023)		383,687,415
Liabilities in Excess of Other Assets - (5.6)%		(20,505,223)
TOTAL NET ASSETS - 100.0%		$363,182,192

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$346,804,102	$–	$–	$346,804,102
Exchange Traded Funds	3,671,304	–	–	3,671,304
Short-Term Investments	33,212,009	–	–	33,212,009
Total Investments in Securities	$383,687,415	$–	$–	$383,687,415

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                          Elaine E. Richards, President/Principal Executive Officer

Date                                                    February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine R Richards
                                          Elaine E. Richards, President/Principal Executive Officer

Date                                                   February 28, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
                                                        Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                   February 25, 2019

* Print the name and title of each signing officer under his or her signature.